SEGMENTED INFORMATION (Tables)	12 Months Ended
Jan. 31, 2021
SEGMENTED INFORMATION [abstract]
Schedule of segmented operational activity and balances
January 31, 2021	Oregon	Nevada	Corporate	Consolidated
Total revenue	$2,661,223	$33,466,063	$—	$36,127,286
Gross profit	717,650	17,934,505	—	18,652,155
Operating expenses:
General and administration	(668,041)	(3,506,509)	(2,797,192)	(6,971,742)
Sales, marketing, and promotion	(27,932)	(136,697)	(1,850)	(166,479)
Depreciation and amortization	(393,804)	(1,667,339)	(51,121)	(2,112,264)
Share-based compensation	—	—	(494,435)	(494,435)
Impairment of inventory	(1,384,922)	—	—	(1,384,922)
Interest, accretion, and other	(1,123,018)	(100,028)	(10,039,238)	(11,262,284)
Net profit (loss) before taxes	$(2,880,067)	$12,523,932	$(13,383,836)	$(3,739,971)

Assets	$9,206,964	$26,178,106	$33,424,439	$68,809,509
Liabilities	$2,635,899	$9,696,697	$31,138,412	$43,471,008

January 31, 2020	Oregon	Nevada	Corporate	Consolidated
Total revenue	$5,503,872	$32,201,223	$—	$37,705,095
Gross profit (loss)	(1,006,077)	14,144,123	—	13,138,046
Operating expenses	(2,007,400)	(6,455,101)	(5,856,652)	(14,319,153)
Impairment of goodwill, assets	(26,514,747)	—	—	(26,514,747)
Interest, accretion, and other	(1,540,265)	7,979	387,173	(1,145,113)
Net profit (loss) before taxes	$(31,068,489)	$7,697,001	$(5,469,479)	$(28,840,967)

Assets	$9,646,005	$21,149,800	$30,654,280	$61,450,085
Liabilities	$3,079,174	$4,164,557	$40,626,800	$47,870,531